Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2017
Summary of Principal Accounting Policies

2. Summary of Principal Accounting Policies

(a) Basis of Presentation

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

A consolidated subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

U.S. GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

The Company had been engaged in the fund distribution business and distribution of asset management plans sponsored by mutual fund management companies as part of its business through contractual arrangements among its PRC subsidiary, Shanghai Noah Investment (Group) Co., Ltd (formerly known as Shanghai Noah Rongyao Investment Consulting Co., Ltd). (“Noah Rongyao”), its PRC variable interest entity, Noah Investment, and Noah Investment’s shareholders because it was difficult for foreign investor entities and subsidiaries of foreign investor entities to apply for a fund distribution license. Noah Upright, a subsidiary of Noah Investment before March 2016, holds the licenses and permits necessary to conduct fund distribution and distribution of asset management plans sponsored by mutual fund management companies in China. However, as the license and permit approval authorities relaxed their requirements for foreign investor entities to apply for fund distribution license, Noah Upright was restructured to be a subsidiary of Shanghai Noah Financial Services Corp., or Noah Financial Services, through equity transfer in March 2016.

Since the Company does not have any equity interests in Noah Investment, in order to exercise effective control over its operations, the Company, through its wholly owned subsidiary Noah Rongyao, entered into a series of contractual arrangements with Noah Investment and its shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from Noah Investment shareholders’ equity interests in it. These contractual arrangements include: (i) a Power of Attorney Agreement under which each shareholder of Noah Investment has executed a power of attorney to grant Noah Rongyao or its designee the power of attorney to act on his or her behalf on all matters pertaining to Noah Investment and to exercise all of his or her rights as a shareholder of the Company, (ii) an Exclusive Option Agreement under which the shareholders granted Noah Investment or its third-party designee an irrevocable and exclusive option to purchase their equity interests in Noah Investment when and to the extent permitted by PRC law, (iii) an Exclusive Support Service Agreement under which Noah Investment engages Noah Rongyao as its exclusive technical and operational consultant and under which Noah Rongyao agrees to assist in arranging the financial support necessary to conduct Noah Investment’s operational activities, (iv) a Share Pledge Agreement under which the shareholders pledged all of their equity interests in Noah Investment to Noah Rongyao as collateral to secure their obligations under the agreement, and (v) a Free-Interest Loan Agreement under which each shareholder of Noah Investment entered into a loan agreement with Noah Rongyao for their respective investment in the equity interests in Noah Investment. The total amount of interest-free loans extended to the Founders is RMB27 million (approximately US$3.6 million) which has been injected into Noah Investment. The Founders of Noah Investment effectively acted as a conduit to fund the required capital contributions from the Company into Noah Rongyao, are non-substantive shareholders and received no consideration for entering into such transactions. Under the above agreements, the shareholders of Noah Investment irrevocably granted Noah Rongyao the power to exercise all voting rights to which they were entitled. In December 2013, these loans were further restructured and each shareholder of Noah Investment re-entered into a new no-interest loan agreement with Noah Rongyao. The principal amounts of such no-interest loans to these shareholders were the same as that of the initial loans. The loan agreements will expire in December 2023. In addition, Noah Rongyao has the option to acquire all of the equity interests in Noah Investment, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, Noah Rongyao is entitled to receive service fees for certain services to be provided to Noah Investment.

The Exclusive Option Agreement and Power of Attorney Agreements provide the Company effective control over the VIE and its subsidiaries, while the equity pledge agreements secure the equity owners’ obligations under the relevant agreements. Because the Company, through Noah Rongyao, has (i) the power to direct the activities of Noah Investment that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from Noah Investment, the Company is deemed the primary beneficiary of Noah Investment. Accordingly, the Group has consolidated the financial statements of Noah Investment since its inception. The aforementioned contractual agreements are effective agreements between a parent and a consolidated subsidiary, neither of which is accounted for in the consolidated financial statements (i.e. a call option on subsidiary shares under the Exclusive Option Agreement or a guarantee of subsidiary performance under the Share Pledge Agreement) or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Support Service Agreement or loans payable/receivable under the Loan Agreement).

The Company believes that these contractual arrangements are in compliance with PRC laws and regulations and are legally enforceable. The restructure of fund distribution business from Noah Investment to Noah Financial Service in 2016 and the transfer of Tianjin Gopher Asset Management Co., Ltd and Gopher Asset Management Co., Ltd from Noah Rongyao to Noah Investment in 2012 do not impact the legal effectiveness of these contractual arrangements and do not impact the conclusion that the Company is the primary beneficiary of Noah Investment and its subsidiaries.

However, the aforementioned contractual arrangements with Noah Investment and its shareholders are subject to risks and uncertainties, including:

•	Noah Investment and its shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements.

•	Noah Investment and its shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIE or the Group, mandate a change in ownership structure or operations for the VIE or the Group, restrict the VIE or the Group’s use of financing sources or otherwise restrict the VIE or the Group’s ability to conduct business.

•	The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity interests under the Share Pledge Agreement have been registered by the shareholders of Noah Investment with the relevant office of the administration of industry and commerce, however, the VIE or the Group may fail to meet other requirements. Even if the agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

•	The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIE have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•	It may be difficult to finance Noah Investment by means of loans or capital contributions. Loans from the offshore parent company to the VIE must be approved by the relevant PRC government body and such approval may be difficult or impossible to obtain.

In 2017, the Group invested in an investment fund which it served as general partner and subscribed 29% of equity interest with the intention of transferring the equity interest to other parties in the future. As the Group is deemed to have a controlling financial interest in the investment fund as of December 31, 2017, the Group consolidated the investment fund as a primary beneficiary.

The following amounts of Noah Investment and its subsidiaries and the consolidated fund were included in the Group’s consolidated financial statements and are presented before the elimination of intercompany transactions with the non-VIE subsidiaries of the Group.

	As of December 31 (Amount in Thousands)
	2016	2017	2017
	RMB	RMB	US$
Cash and cash equivalents (including cash and cash equivalents of the consolidated fund of RMB 11,641 as of December 31, 2017)	312,278	394,672	60,660
Restricted cash	1,000	—	—
Accounts receivable, net of allowance for doubtful accounts	14,828	2,795	430
Amounts due from related parties	209,034	155,570	23,911
Deferred tax assets	11,158	6,136	943
Other current assets	33,453	88,740	13,639
Long-term investments (including long-term investment of the consolidated fund of RMB 49,029 as of December 31, 2017)	81,168	192,920	29,651
Investment in affiliates	488,263	920,848	141,532
Property and equipment, net	28,804	25,458	3,913
Other non-current assets	13,776	12,641	1,943
Total assets	1,193,762	1,799,780	276,622
Accrued payroll and welfare expenses	72,212	83,553	12,842
Income tax payable	(5,037)	(2,507)	(385)
Amount due to related parties	12,000	—	—
Amounts due to the Group’s subsidiaries (including amount due to Group’s subsidiaries of the consolidated fund of RMB 19,519 as of December 31, 2017)	125,714	498,557	76,627
Deferred revenue	29,834	33,301	5,118
Other current liabilities	31,079	40,942	6,293
Total liabilities	265,802	653,846	100,495

	Years Ended December 31 (Amount in Thousands)
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Revenue:
Third-party revenues
One-time commissions	145,325	1,184	16,521	2,539
Recurring service fees	181,289	56,998	24,275	3,731
Performance-based income	165,972	8,596	2,389	367
Other service fees	9,616	38,881	35,054	5,388
Total third-party revenues	502,202	105,659	78,239	12,025
Related party revenues
One-time commissions	122,950	2,887	1,012	156
Recurring service fees	348,870	278,460	306,883	47,167
Performance-based income	53,825	38,414	37,240	5,724
Other service fees	2,103	19,857	23,735	3,648
Total related party revenues	527,748	339,618	368,870	56,695
Total revenues	1,029,950	445,277	447,109	68,720
Less: business taxes and related surcharges	(57,714)	(10,206)	(2,792)	(429)
Net revenues	972,236	435,071	444,317	68,291
Operating cost and expenses (including operating cost and expenses of the consolidated fund of RMB -863 for year ended December 31, 2017)	(624,541)	(452,182)	(361,765)	(55,602)

Other income (including other income of the consolidated fund of RMB 3,667 for year ended December 31, 2017)	39,115	67,038	43,281	6,652
Net income	327,598	24,381	149,703	23,009
Net income attributable to Noah Holding Limited shareholders	326,209	22,122	147,483	22,668
Cash flows provided by (used in) operating activities*	402,492	(316,765)	426,663	65,562
Cash flows (used in) provided by investing activities	(293,697)	28,995	(372,590)	(57,251)
Cash flows provided by financing activities	3,282	14,856	15,680	2,410

*	Cash flows provided by operating activities in 2015, 2016 and 2017 include amounts due to the Group’s subsidiaries of RMB161,666, RMB125,714 and RMB 479,138 (US$74).

The VIEs contributed an aggregate of 45.9%, 17.3% and 15.7% of the consolidated net revenues for the years ended December 31, 2015, 2016 and 2017, respectively and an aggregate 62.2%, 4.1% and 19.4% of the consolidated net income for the years ended December 31, 2015, 2016 and 2017, respectively. As of December 31, 2016 and 2017, the VIEs accounted for an aggregate of 20.1% and 26.8%, respectively, of the consolidated total assets.

There are no consolidated assets of the VIEs and their subsidiaries that are collateral for the obligations of the VIEs and their subsidiaries and can only be used to settle the obligations of the VIEs and their subsidiaries, except for the cash held by the consolidated fund of which cash could only be used by the consolidated fund. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 16 for disclosure of restricted net assets.

(c) Consolidation policy Upon Adoption of ASU No. 2015-02 and 2016-17

In February 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-02, “Amendments to the Consolidation Analysis”. The guidance amends the current consolidation guidance and ends the deferral granted to investment companies from applying the VIE guidance. The revised consolidation guidance, among other things, (i) modifies the evaluation of whether limited partnerships and similar legal entities are VIEs, (ii) eliminated the presumption that a general partner should consolidate a limited partnership, and (iii) modifies the consolidation analysis of reporting entities that are involved with VIEs through fee arrangements and related party relationships.

The Group early adopted ASU 2015-02 in 2015. In adopting the guidance, the Group re-evaluated the existing consolidated VIEs and assessed that the adoption neither changes the conclusion of the consolidated VIEs and nor bring about new VIEs to be consolidated.

Under ASU 2015-02, the service fees the Group earns, including carried interest earned in the capacity of general partner or fund manager, are commensurate with the level of effort required to provide such services and are at arm’s length and therefore are not deemed as variable interests.

In October 2016, the FASB issued ASU 2016-17, Consolidation (Topic 810): Interests Held through Related Parties under Common Control (“ASU 2016-17”). The Group has adopted this new guidance and has applied the guidance retrospectively beginning with the annual period in which the amendments in ASU 2015-02 were adopted in 2015. This guidance in ASU 2016-17 states that reporting entities deciding whether they are primary beneficiaries no longer have to consider indirect interests held through related parties that are under common control to be the equivalent of direct interests in their entirety. Reporting entities would include those indirect interests on a proportionate basis.

In evaluating whether the investment funds in the legal form of limited partnership the Group managed as general partner are VIEs or not, the Group firstly assessed whether a simple majority or lower threshold of limited partnership interests, excluding interests held by the general partner, parties under common control of the general partner, or parties acting on behalf of the general partner, have substantive kick-out rights or participating rights. If such rights exist, the limited partnership is not deemed as a VIE and no further analysis will be performed. If it’s assessed to be a VIE, the Group further assesses whether there is any interest it has constitutes a variable interest. Before 2015, all limited partnerships the Group managed as general partner have substantive kick-out rights exercisable by a simple-majority of non-related limited partners and therefore are not deemed as VIEs. Since 2015, not all the newly formed limited partnerships the Group manages as general partners have substantive kick-out rights exercisable by a simple-majority of non-related limited partners and therefore constitute VIEs. As a result, such limited partnerships are deemed as VIEs not consolidated by the Group due to the fact that the general partner interest to absorb losses or receive benefits is not potentially significant to the VIEs. In 2017, the Group invested in an investment fund which it served as general partner and subscribed 29% of equity interest with the intention of transferring the equity interest to other parties in the future. As the Group is deemed to have a controlling financial interest in the investment fund as of December 31, 2017, the Group consolidated the investment fund as a primary beneficiary. The related financial impact of this investment has been disclosed in note 2(b).

The Group started to manage the contractual funds which it manages as fund manager and earns management fee and/or carried interest from second half of 2014. The contractual funds are VIEs as the fund investors do not have substantive kick-out rights or participating rights. The Group from time to time invested in the contractual funds it manages for investment income. Such investments constitute variable interests to the contractual funds which are believed to be VIEs. The Group performed a quantitative analysis to determine if its interest could absorb losses or receive benefits that could potentially be significant to the VIEs and concluded it’s not the primary beneficiary.

As of December 31, 2016 and 2017, the Group had some variable interests in various investment funds and contractual funds that are VIEs but determined that it was not the primary beneficiary and, therefore, was not consolidating the VIEs. The maximum potential financial statement loss the Group could incur if the investment funds and contractual funds were to default on all of their obligations is (i) the loss of value of the interests in such investments that the Group holds, including equity investments recorded in investment in affiliates as well as debt securities investments recorded in short-term investments and long-term investments in the consolidated balance sheet, and (ii) any management fee and/or carried interest receivables recorded in amounts due from related parties. The following table summarizes the Group’s maximum exposure to loss associated with identified nonconsolidated VIEs in which it holds variable interests as of December 31, 2016 and 2017, respectively.

	As of December 31, (Amount in Thousands)
	2016	2017	2017
	RMB	RMB	US$
Amounts due from related parties	32,492	36,792	5,655
Investments	508,011	610,386	93,815
Maximum exposure to loss in non-consolidated VIEs	540,503	647,178	99,470

The Group has not provided financial support to these nonconsolidated VIEs during the years ended December 31, 2016 and 2017, and had no liabilities, contingent liabilities, or guarantees (implicit or explicit) related to these nonconsolidated VIEs as of December 31, 2016 and 2017.

(d) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include assumptions used to determine valuation allowance for deferred tax assets, allowance for accounts receivable, allowance for loan losses, fair value measurement of underlying investment portfolios of the funds that the Group invests, assumptions related to the consolidation of entities in which the Group holds variable interests, assumptions related to the valuation of share-based compensation, including estimation of related forfeiture rates and assumption related to valuation of investments.

(e) Concentration of Credit Risk

The Group is subject to potential significant concentrations of credit risk consisting principally of cash and cash equivalents, accounts receivable, amounts due from related parties, loan receivables and investments. All of the Group’s cash and cash equivalents and a majority of investments are held with financial institutions that Group management believes to be high credit quality. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk.

Substantially all revenues were generated within China.

There were no financial product providers which accounted for 10% or more of total revenues for the years ended December 31, 2015, 2016, and 2017.

Credit of lending business is controlled by the application of credit approvals, limits and monitoring procedures. To minimize credit risk, the Group requires collateral in form of right to securities. The Group identifies credit risk on a customer by customer basis. The information is monitored regularly by management.

(f) Investments in Affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the statements of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported.

The Group also considers it has significant influence over the funds that it serves as general partner or fund manager. For funds that the Group is not deemed the primary beneficiary of these funds, the equity method of accounting is accordingly used for investments by the Group in these funds. In addition, the investee funds meet the definition of an Investment Company and are required to report their investment assets at fair value. The Group records its equity pick-up based on its percentage ownership of the investee funds’ operating result.

(g) Fair Value of Financial Instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

(h) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

As of December 31, 2017, cash and cash equivalents of RMB 11,641 was held by the consolidated fund (see note 2(b)). Cash and cash equivalents held by the consolidated fund represents cash that, although not legally restricted, is not available to general liquidity needs of the Company as the use of such funds is generally limited to the investment activities of the consolidated fund.

(i) Restricted Cash

The Group’s restricted cash primarily represents cash deposits required by China Insurance Regulatory Commission for entities engaging in insurance agency or brokering activities in China. Such cash cannot be withdrawn without the written approval of the China Insurance Regulatory Commission. The Company sold the subsidiary which was doing the insurance agency business in 2017 and there was no restricted cash balance as of December 31, 2017 as a result.

The Group early adopted ASU 2016-18, Statement of Cash Flows (Topic 230), Restricted Cash. According to this guidance, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company applied the guidance on a retrospective basis and have applied the changes to the consolidated statements of cash flows for the years ended December 31, 2015, 2016 and 2017.

(j) Investments

The Group invests in debt securities and equity securities and accounts for the investments based on the nature of the products invested, and the Group’s intent and ability to hold the investments to maturity.

The Group’s investments in debt securities include marketable bond fund securities, trust products, asset management plans, contractual funds and real estate funds those have a stated maturity and normally pay a prospective fixed rate of return and secondary market equity fund products, the underlying assets of which are portfolios of equity investments in listed enterprises. The Group classifies the investments in debt securities as held-to-maturity when it has both the positive intent and ability to hold them until maturity. Held-to-maturity investments are recorded at amortized cost and are classified as long-term or short-term according to their contractual maturity. Long-term investments are reclassified as short-term when their contractual maturity date is less than one year. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value with changes in fair value recognized in earnings. Investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, and are reported at fair value with changes in fair value deferred in other comprehensive income.

The Group records investments in private equity funds under the cost method when they do not qualify for the equity method. Gains or losses are realized when such investments are sold.

The Group reviews its investments except for those classified as trading securities for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent and ability to hold the investment to determine whether an other-than-temporary impairment has occurred.

The Group recognizes other-than-temporary impairment in earnings if it has the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings.

If the investment’s fair value is less than the cost of an investment and the Group determines the impairment to be other-than-temporary, the Group recognizes an impairment loss based on the fair value of the investment. The Group has not recorded an other-than-temporary impairment.

(k) Non-controlling interests

A non-controlling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income are attributed to controlling and non-controlling interests. The non-controlling interest was RMB59,135 and RMB78,486, respectively as of December 31, 2016 and 2017. The net loss attributable to non-controlling interest was RMB9,523, RMB40,602 and RMB13,745, respectively for the year ended December 31, 2015, 2016 and 2017.

The following schedule shows the effects of changes in the Company’s ownership interest in less than wholly owned subsidiaries on equity attributable to Noah Holdings Limited shareholders:

	Years Ended December 31, (Amount in Thousands)
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Net income attributable to Noah Holdings Limited shareholders	535,825	643,829	762,923	117,261
Transfers from (to) the non-controlling interest:
Increase (decrease) in Noah’s equity by partial disposal (acquisition) of subsidiaries	29,076	151,990	30	5
Net transfers from (to) non-controlling interest	29,076	151,990	30	5
Change from net income attributable to Noah and transfers from non-controlling interest	564,901	795,819	762,953	117,266

(l) Property and Equipment, net

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years
Software	2—5 years
Building	30 years

Gains and losses from the disposal of property and equipment are included in income from operations.

(m) Revenue Recognition

The Group derives revenue primarily from one-time commissions and recurring service fees paid by financial product providers.

The Group recognizes revenues when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Prior to a client’s purchase of a financial product, the Group provides the client with a wide spectrum of consultation services, including product selection, review, risk profile assessment and evaluation and recommendation for the client. Revenues are recorded, net of sales related taxes and surcharges.

One-time Commissions

The Group enters into one-time commission agreements with financial product providers which specifies the key terms and conditions of the arrangement. Such agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Upon establishment of a financial product, the Group earns a one-time commission from financial product providers, calculated as a percentage of the financial products purchased by its clients. The Group defines the “establishment of a financial product” for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the Group’s client has entered into a purchase or subscription contract with the relevant product provider and, if required, the client has transferred a deposit to an escrow account designated by the product provider and (2) the product provider has issued a formal notice to confirm the establishment of a financial product. Revenue is recorded upon the establishment of the financial products, when the provision of service concludes and the fee becomes fixed and determinable, assuming all other revenue recognition criteria have been met, and there are no future obligations or contingencies. Certain contracts require a portion of the payment be deferred until the end of the financial products’ life or other specified contingency. In such instances, the Group defers the contingent amount until the contingency has been resolved.

The Group also earns one-time commissions from insurance brokerage business, and recognizes revenues when the underlying insurance contracts become effective. To realign the Company’s services provided under different business segments, starting from the first quarter of 2016, revenue from insurance brokerage business was reclassified from “other service fees” to “one-time commissions” in 2016.

Recurring Service Fees

Recurring service fees depend on the types of financial products the Company distributes and/or manages and are calculated as either (i) a percentage of the total capital commitments of investments made by the investors or (ii) as a percentage of the fair value of the total investment in the financial products, calculated daily. As the Group provides these services throughout the contract term, for either method of calculation, revenue is recognized on a daily basis over the contract term, assuming all other revenue recognition criteria have been met. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges.

Multiple Element Arrangements

The Group enters into multiple element arrangements when a product provider or underlying corporate borrower engages it to provide both distributing financial products and recurring services. The Group also provides both distributing financial products and recurring services to funds that it serves as general partner or fund manager.

The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE. The Group determines VSOE based on its historical pricing and discounting practices for the specific service when sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range. The Group historically had provided distributing financial products services on a stand-alone basis but the volume of such services has been significantly decreased in recent years. Therefore VSOE is no longer available for its distributing financial products services. The Group has not sold its recurring services on a stand-alone basis, no VSOE exists for recurring services.

TPE. When VSOE cannot be established for deliverables in multiple element arrangements, the Group applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group’s products and services contain certain level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor services’ selling prices are on a stand-alone basis. As a result, the Group has not been able to establish selling price based on TPE.

BESP. When it is unable to establish selling price using VSOE or TPE, the Group uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Group would transact a sale if the service were sold on a stand-alone basis. The Group determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charged for similar offerings, market conditions, specification of the services rendered, product lifecycles, and pricing strategies and practices. The Group has used BESP to allocate the selling price of distributing financial products service and recurring services under these multiple element arrangements. Revenue for the respective units of accounting is also recognized in the same manner as described above.

Performance-based Income

In a typical arrangement in which the Group serves as fund manager, and in some cases in which the Company serves as distributor, except for secondary market equity fund products, the Group is entitled to a performance-based fee based on the extent by which the fund’s investment performance exceeds a certain threshold at the end of the contract term. Such performance-based fee is typically calculated and distributed at the end of the contract term when the cumulative return of the fund can be determined, and is not subject to clawback provisions. The Group does not record any performance-based income until the end of the contract term.

Beginning in 2015, for certain secondary market products for which the Group provides recurring services, including both the funds for which the Group serves as the distribution channel and the funds for which the Group acts as the fund manager, the performance-based income may also include a variable performance fee contingent upon the performance of the underlying investment in the measurement period, typically calculated at the end of the measurement period and settled subsequently. Such performance-based fee is not subject to clawback provisions and is recognized when the contingent criteria are met at the end of the measurement period.

Other Service Fees

Other service fees constitutes less than 10% of total revenue of the Group. The Group mainly derived other service fees from online wealth management, lending services, payment technology services and investor education services.

The Group offers lending services. Interest income from such services is recognized monthly in accordance with their contractual terms and recorded as part of other service fees in the consolidated statement of operations. The Group does not charge prepayment penalties from its customers.

The Group also provides investor education services, offering various types of training programs to high net worth individuals and their families. Such programs normally last several days. The service fees charged to the attendees are not refundable. The revenues are recognized when the service is completed and the service fee collectability is reasonably assured.

(n) Business Tax and Related Surcharges

The Group is subject to business tax, education surtax, and urban maintenance and construction tax, on the services provided in the PRC. Business tax and related surcharges are primarily levied based on revenues concurrent with a specific revenue-producing transaction at combined rates ranging from 5.35% to 5.65%. They can be presented either on a gross basis (included in revenues and costs) or on a net basis (excluded from revenue) at the Company’s accounting policy decision under U.S. GAAP. The Company has elected to report such business tax and related surcharges on a net basis as a reduction of revenues. On March 23, 2016, the Ministry of Finance and the State Administration of Taxation jointly issued the Circular on the Pilot Program for Overall Implementation of the Collection of Value Added Tax Instead of Business Tax, or Circular 36, which took effect on May 1, 2016. Pursuant to Circular 36, all companies operating in construction industry, real estate industry, finance industry, modern service industry or other industries which were required to pay business tax are required to pay VAT, in lieu of business tax. With the rollout of the Value-added Tax (“VAT”) reform on May 1, 2016, business tax is no longer applicable to the Group, and the applicable VAT rate for the Group is 3%, 6% and 17%.

(o) Compensation and benefits

Compensation and benefits mainly include salaries and commissions for relationship managers, share-based compensation expenses, bonus related to performance based income, and salaries and bonuses for middle office and back office employees.

(p) Income Taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

The Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Group recognizes net deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, it considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Group determines that its deferred tax assets are realizable in the future in excess of their net recorded amount, the Group would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Group records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The effective tax rate for the Group includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying Consolidated Statement of Operations. Accrued interest and penalties are included within the related tax liability line in the Consolidated Balance Sheet.

In 2017, the Group adopted ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which requires deferred income tax liabilities and assets to be classified as non-current on the balance sheet rather than being separated into current and noncurrent. The presentation of deferred tax assets and liabilities has been applied retrospectively in the Consolidated Balance Sheet.

(q) Share-Based Compensation

The Group recognizes share-based compensation based on the fair value of equity awards on the date of the grant, with compensation expense recognized using a straight-line vesting method over the requisite service periods of the awards, which is generally the vesting period. The Group estimates the fair value of share options granted using the Black-Scholes option pricing model. The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. The computation of expected volatility is based on the fluctuation of the historical share price. Management estimates expected forfeitures and recognizes compensation costs only for those share-based awards expected to vest. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.

The Group treated a modification of the terms or conditions of an equity award as an exchange of the original award for a new award. The incremental compensation cost as an effect of a modification is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at that date. Total recognized compensation cost for an equity award shall at least equal the fair value of the award at the grant date unless at the date of the modification the performance or service conditions of the original award are not expected to be satisfied. Thus, the total compensation cost measured at the date of a modification shall be the sum of the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at that date, and the incremental cost resulting from the modification. The Group records the incremental fair value of the modified award, as compensation cost on the date of modification for vested awards, or over the remaining service period for unvested awards.

(r) Government Grants

Government subsidies include cash subsidies received by the Group’s entities in the PRC from local governments as incentives for investing in certain local districts, and are typically granted based on the amount of investment made by the Group in form of registered capital or taxable income generated by the Group in these local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purposes. The local governments have final discretion as to whether the Group has met all criteria to be entitled to the subsidies. The Group does not in all instances receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received. Cash subsidies are RMB132,709, RMB162,365 and RMB74,156 for the years ended December 31, 2015, 2016, and 2017, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied.

(s) Net Income per Share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of common shares outstanding during the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised into ordinary shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Diluted net income per share is computed by giving effect to all potential dilutive shares, including non-vested restricted shares and share options.

(t) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Certain of the Group’s facility leases provide for a free rent period. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

(u) Foreign Currency Translation and change in reporting currency

The Company’s reporting currency is Renminbi (“RMB”). The Company’s functional currency is the United States dollar (“U.S. dollar or US$”). The Company’s operations are principally conducted through the subsidiaries and VIEs located in the PRC where the local currency is the functional currency. For those subsidiaries and VIEs which are not located in the PRC and have the functional currency other than RMB, the financial statements are translated from their respective functional currencies into RMB.

Assets and liabilities of the Group’s overseas entities denominated in currencies other than the RMB are translated into RMB at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.5063 on December 29, 2017, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 29, 2017, or at any other rate.

(v) Comprehensive Income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income, change in fair value of available-for-sale investments and foreign currency translation adjustments.

(w) Loan receivables, net

Loan receivables represent loans offered to the clients in the lending business. Loan receivables are initially recognized at fair value which is the cash disbursed to originate loans, measured subsequently at amortized cost using the effective interest method, net of allowance that reflects the Company’s best estimate of the amounts that will not be collected. The Company also transfers some of the loan receivables to unrelated third parties. The Company accounts for the transfer of loan receivables in accordance with ASC 860, Transfers and Servicing. Please refer to note 2(y) for the Company’s accounting policy for sales accounting.

(x) Allowance for loan losses

The allowance for loan losses is maintained at a level believed to be reasonable by management to absorb probable losses inherent in the portfolio as of each balance sheet date. Net changes in the allowance for loan losses are recorded as part of other operating expenses in the consolidated statement of operations. The allowance is based on factors such as the size and current risk characteristics of the individual loans and actual loss, delinquency, and/or risk rating experience of the loans. Generally the period of the loans last for no more than 1 year, and are considered to be a homogenous population of similar credit quality. In addition, the Group also considers the loan allowance benchmarks periodically published by regulators for financial institutions in the PRC for loans with similar risks as a proxy for macroeconomic conditions that could have an impact on the performance of loans prospectively. Specific reserves are provided when and to the extent a credit event occurs with respect to an individual loan. The allowance for loan losses is increased by charges to income and decreased by charge-offs (net of recoveries). Loans are charged off when they are delinquent for more than 120 days. The Group evaluates its allowances for loan losses on a quarterly basis or more often as deemed necessary. The Group has followed the same methodology for estimating the loan losses since inception. The provision rate for loans outstanding as of December 31, 2016 and 2017 were 1% and 0.42%.

The Group performed a “back test” of the allowance for loan losses estimate by comparing the actual loan losses in 2017 to the estimated loan losses as of December 31, 2016. No significant difference was identified. In case significant variance is identified through the back test, the estimate methodology will be modified to reflect expected loan losses.

(y) Sale accounting

The Company developed a new business model in 2016 through one of its subsidiaries, whereby the Company issues loans to unrelated third parties which are collateralized by trade receivables resulting from normal business transactions between the original creditor and their debtors. Legally, the Company has acquired the underlying trade receivables. However, given the nature of the recourse retained by the original creditor, the purchase of trade receivables does not meet the criteria in ASC 860, and is therefore accounted for as a secured lending arrangement. Upon origination, the loans are immediately transferred to individual investors on the Company’s other financial service platform. The Company accounts for the transfer of the loans in accordance with ASC 860. Such business through the Company’s online platform was terminated from the third quarter of 2017.

Transfers that do not qualify for sale accounting in accordance with ASC 860 are accounted for as secured borrowings with the proceeds received from the individual investors as “loan payables from the factoring business” on the consolidated balance sheets, and the advancements to the original holders of the accounts receivables as “loan receivables from the factoring business” on the consolidated balance sheets. The cash flows related to purchases and collections of the loan receivables from the factoring business are included within the cash flows from investing activities category, and the proceeds and payments related to the transfer of the rights to the loan receivables from the factoring business are included within the cash flows from financing activities in the consolidated statement of cash flows.

For transfers that qualify for sale accounting in accordance with ASC 860, cash receipts and cash payments resulting from their acquisition and sale are classified as operating cash flows. As the loans are sold at par value, no gain or loss is recorded as a result. The Company’s continuing involvement subsequent to the transfer is limited to the services performed as a collection agent to collect and disburse cash flows received from the underlying receivables to the individual investors, and does not provide guarantee on the return of the receivables. The Company has no retained interests, servicing assets, or servicing liabilities related to the loans sold.

In 2017, the Company extended such business model to receivables from other business. The transfers of receivables from other business also qualify for sale accounting in accordance with ASC 860. As a result, the Company adopted the same accounting policy as described in the preceding paragraph.

(z) Recently issued accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“the “FASB”) issued ASU No. 2014-09, Revenue from Contracts with Customers Topic 606 (“ASU 2014-09”) which has subsequently been amended by ASU 2015-14, ASU 2016-08, ASU 2016-10, ASU 2016-12, and ASU 2017-13. These ASUs outline a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. Revenue recorded under ASU 2014-09 will depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In July 2015, the FASB deferred the effective date of ASU 2014-09 to annual reporting periods beginning after December 15, 2017. Early adoption will be permitted as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within those annual periods. A full retrospective or modified retrospective approach is required.

Additionally, the FASB issued the following various updates affecting the guidance in ASU 2014-09. The effective dates and transition requirements are the same as those in ASC Topic 606 above. In March 2016, FASB issued an amendment to the standard, ASU 2016-08, “Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations” Under the amendment, an entity is required to determine whether the nature of its promise is to provide the specified good or service itself (that is, the entity is a principal) or to arrange for that good or service to be provided by the other party (as an agent). In April 2016, FASB issued ASU 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing”, to clarify identifying performance obligations and the licensing implementation guidance, which retaining the related principles for those areas. In May 2016, the FASB issued ASU 2016-12, “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients”. This update addresses narrow-scope improvements to the guidance on collectability, noncash consideration and completed contracts at transition. The update provides a practical expedient for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers. Then, in December 2016, the FASB issued ASU 2016-20, “Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers”. The updates in ASU 2016-20 affect narrow aspects of the guidance issued in ASU 2014-09.

The Group has substantially completed the assessment of all revenue from existing contracts with customers and expects to implement this standard on a modified retrospective approach. The timing and amount of revenue recognition under the new standard is not expected to differ materially from the current revenue standard. The Group will adopt the new revenue recognition guidance effective January 1, 2018.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”), which requires that equity investments, except for those accounted for under the equity method or those that result in consolidation of the investee, be measured at fair value, with subsequent changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. ASU 2016-01 also impacts the presentation and disclosure requirements for financial instruments. ASU 2016-01 is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted only for certain provisions. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements and will adopt this guidance since January 1, 2018.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize most leases on the balance sheet. This ASU requires lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. The ASU does not significantly change the lessees’ recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors’ accounting under the ASC is largely unchanged from the previous accounting standard. In addition, the ASU expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. The provisions of this guidance are effective for annual periods beginning after December 15, 2018, and interim periods within those years, with early adoption permitted. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The standard will replace today’s incurred loss approach with an expected loss model for instruments measured at amortized cost. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. This ASU is effective for public entities for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230). The update is intended to improve financial reporting in regards to how certain transactions are classified in the statement of cash flows. This update requires that debt extinguishment costs be classified as cash outflows for financing activities and provides additional classification guidance for the statement of cash flows. The update also requires that the classification of cash receipts and payments that have aspects of more than one class of cash flows to be determined by applying specific guidance under generally accepted accounting principles. The update also requires that each separately identifiable source or use within the cash receipts and payments be classified on the basis of their nature in financing, investing or operating activities. The update is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Group expects no material impact of adoption of this guidance on the consolidated financial statement.

In May 2017, the FASB issued ASU 2017-09, Compensation — Stock Compensation (Topic 718): Scope of Modification Accounting, which amends the scope of modification accounting for share-based payment arrangements. The ASU provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting. The ASU is effective for all entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted. The Group expects no material impact of adoption of this guidance on the consolidated financial statement.